Revenue from Contracts with Customers - Schedule of Revenue Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue recognized in the period from:
Amounts included in the contract liability at the beginning of the period	$ 1,325	$ 7,128